                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-08995

                         THE NAVELLIER MILLENNIUM FUNDS
                          One East Liberty, Third Floor
                                Reno Nevada 89501
                                 1-800-887-8671

                               Agent for Service:
                                SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111

Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31, 2004

Date of Reporting Period:  December 31, 2004

Item 1. Reports to Stockholders

         The Annual Report for the Navellier Millennium Funds for the fiscal year ended December 31, 2004 follows.

                           NAVELLIER MILLENNIUM FUNDS

                                                                   ANNUAL REPORT
                                                               December 31, 2004


                                (FUNDS GRAPHIC)

                                                                (NAVELLIER LOGO)
              Top 20 Portfolio
International Growth Portfolio

                                                ANNUAL REPORT, December 31, 2004
                                                      NAVELLIER MILLENNIUM FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8670

--------------------------------------------------------------------------------

Dear Shareholder,

      Although the broad market still turned in a respectable double digit return, as evidenced by the Russell 3000's 11.95% return for 2004, it paled in comparison to the 31.06% return of 2003. Wall Street was nervous for most of 2004 for reasons such as high oil prices, fear of rising interest rates, a very close presidential race, fear of more terrorist attacks and of course, the war in Iraq. Despite evidence to the contrary supporting an optimistic outlook, such as the best earnings environment in over a decade and a stronger than predicted economy, the stock market was looking for a foothold. The foothold came in the fourth quarter in the form of a clear winner in the presidential election without a terrorist attack, coupled with lower oil prices. Most of the year's solid performance also came in the fourth quarter.

      The fourth quarter of 2004 started off with investors anxious about the presidential election. Both a too-close-to-call race and fears of a potential terrorist attack gave investors a sense of foreboding. As a result, the stock market stumbled out of the gate in the fourth quarter. The Dow Jones Industrial Average even managed to hit a new 2004 low. During this time, however, we believed that oil prices would likely moderate and the stock market would benefit from typical year-end pension funding. The market received an added boost in that the election produced a clear winner without a terrorist incident. We thought it likely that a strong rally would unfold and that's exactly what happened.

[LINE GRAPH -- TOP 20 PORTFOLIO - CLASS A SHARES]

                                          TOP 20 PORTFOLIO      TOP 20 PORTFOLIO**    RUSSELL 3000 GROWTH        RUSSELL 3000
                                          ----------------      ------------------    -------------------        ------------
09/30/98                                      10000.00                9505.00               10000.00               10000.00
12/31/98                                      12550.00               11928.80               12649.00               12143.00
03/31/99                                      14570.00               13848.80               13377.60               12554.60
06/30/99                                      16960.00               16120.50               13993.00               13522.60
09/30/99                                      16560.00               15740.30               13466.80               12632.80
12/31/99                                      22076.60               20983.80               16927.80               14681.90
03/31/00                                      26689.90               25368.70               18161.80               15352.80
06/30/00                                      25678.70               24407.60               17611.50               14821.60
09/30/00                                      27837.90               26460.00               16681.60               14931.30
12/31/00                                      20299.90               19295.10               13133.40               13586.00
03/31/01                                      16491.40               15675.10               10441.10               11935.30
06/30/01                                      17547.40               16678.80               11394.40               12756.40
09/30/01                                      13940.60               13250.60                9113.21               10763.90
12/31/01                                      16059.00               15264.10               10555.80               12029.70
03/31/02                                      15557.50               14787.40               10287.70               12146.40
06/30/02                                      14650.10               13924.90                8387.57               10556.40
09/30/02                                      12035.30               11439.60                7088.34                8737.57
12/31/02                                      10578.70               10055.00                7596.57                9438.32
03/31/03                                       9993.60                9498.92                7501.62                9151.39
06/30/03                                      12620.30               11995.60                8620.86               10637.60
09/30/03                                      13384.50               12722.00                8997.59               11002.50
12/31/03                                      14972.50               14231.40                9949.53               12370.10
03/31/04                                      15020.30               14276.70               10063.00               12645.90
06/30/04                                      14471.00               13754.70               10243.10               12814.10
09/30/04                                      13957.60               13266.70                9701.23               12570.60
12/31/04                                      15474.00               14708.00               10638.40               13847.80

                          TOP 20 PORTFOLIO -- CLASS A

     TOTAL RETURNS FOR                                RUSSELL
       PERIODS ENDED                                   3000     RUSSELL
     DECEMBER 31, 2004*     PORTFOLIO   PORTFOLIO**   GROWTH     3000
  ------------------------  ---------   -----------   -------   -------
  One Year                      3.35%       (1.74)%     6.93%    11.95%
  Annualized Five Year        (6.86)%       (7.80)%   (8.87)%   (1.16)%
  Annualized Since
   Inception***                 7.23%         6.37%     0.99%     5.34%
  Value of a $10,000
   investment over Life of
   Fund***                    $15,474       $14,708   $10,638   $13,848
  *  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the
     redemption of Portfolio shares. Past performance is not predictive of future performance.
  ** Adjusted for maximum load of 4.95%
  ***Inception September 30, 1998

[LINE GRAPH -- ALL CAP GROWTH PORTFOLIO - CLASS A SHARES]

                                           INTERNATIONAL          INTERNATIONAL
                                          GROWTH PORTFOLIO      GROWTH PORTFOLIO**         EAFE INDEX         EAFE GROWTH INDEX
                                          ----------------      ------------------         ----------         -----------------
09/05/00                                     10000.00                9505.00               10000.00               10000.00
09/30/00                                      9158.00                8704.68                9408.00                9339.00
12/31/00                                      7310.00                6948.15                9161.51                8659.12
03/31/01                                      6766.00                6431.08                7910.05                7226.04
06/30/01                                      6612.00                6284.71                7841.23                7058.39
09/30/01                                      5462.00                5191.63                6747.38                5953.05
12/31/01                                      5893.00                5601.30                7218.35                6545.97
03/31/02                                      6458.00                6138.33                7259.49                6518.48
06/30/02                                      6283.00                5971.99                7118.66                6407.66
09/30/02                                      5277.00                5015.79                5716.99                5188.29
12/31/02                                      5232.00                4973.02                6087.45                5514.11
03/31/03                                      4841.00                4601.37                5592.54                5079.05
06/30/03                                      5861.00                5570.88                6687.00                5918.11
09/30/03                                      6139.00                5835.12                7234.00                6314.03
12/31/03                                      7106.00                6754.25                8471.74                7305.33
03/31/04                                      7326.11                6963.47                8844.50                7599.00
06/30/04                                      7305.17                6943.56                8883.41                7503.26
09/30/04                                      7064.46                6714.77                8862.98                7386.96
12/31/04                                      8121.51                7719.50               10224.30                8509.03

                   INTERNATIONAL GROWTH PORTFOLIO -- CLASS A

     TOTAL RETURNS FOR                                           EAFE
       PERIODS ENDED                                   EAFE     GROWTH
     DECEMBER 31, 2004*     PORTFOLIO   PORTFOLIO**    INDEX     INDEX
  ------------------------  ---------   -----------   -------   -------
  One Year                     14.29%         8.68%    20.69%    16.48%
  Annualized Since
   Inception***               (4.70)%       (5.82)%     0.51%   (3.66)%
  Value of a $10,000
   investment over Life of
   Fund***                     $8,122        $7,719   $10,224    $8,509
  *  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the
     redemption of Portfolio shares. Past performance is not predictive of future performance.
  ** Adjusted for maximum load of 4.95%
  ***Inception September 5, 2000

THE NAVELLIER TOP 20 PORTFOLIO (NTGRX)

      The Navellier Top 20 Portfolio returned (+3.35%) for the year, underperforming the Russell 3000 Growth Index which returned (+6.93%). During the year, stock selection in the retail trade, technology services, and producer manufacturing sectors contributed the greatest amount to positive portfolio performance. Stocks such as Urban Outfitters Inc., Autodesk, Inc., and Commercial Metals, Inc. were the best performers, while holdings such as Sanderson Farms, Inc. (consumer non-durables), Countrywide Financial Corp. (finance) and Carrier Access Corp. (electronic technology) did not live up to our expectations.

NAVELLIER INTERNATIONAL GROWTH PORTFOLIO (NAIMX)

      For 2004, the Navellier International Growth Portfolio had a one-year return of +14.29% versus +20.69% for the EAFE Index. The portfolio underperformed the index due to underperformance in the first three quarters. Most of the year's positive performance came in the fourth quarter where the portfolio returned +14.96% versus +15.36% for the EAFE Index. The portfolio's positive performance was a result of three items: general market appreciation, a rebound of the prices of technology stocks, and the falling dollar. The portfolio is a growth equity product, and as such, is overweight in technology and was rewarded with good stock selection and industry revaluation. Over the past year, we had been building positions in the Far East. The portfolio continues to maintain exposure to equities in the Far East entering the new year. Over the longer term, the portfolio continues to do well with a three-year return of +11.28% versus +12.31% for the EAFE Index.

      During 2004, the portfolio participated with gains in all countries and sectors. The only question was to what extent the sectors participated. The portfolio is overweighted in the technology services, electronic technology, communications and financial sectors. We are underweight in non-energy minerals, producer manufacturing, consumer durables, energy, process industries, and consumer services. In the EAFE countries, we are underweight in the United Kingdom, France, and Japan, and the portfolio is overweight in the Netherlands, Canada and Switzerland.

      The year 2004 continued to bring good returns to the international markets. The dollar, while recently recovering over 4%, continues to be weak and Europe continued a weak recovery. It appears that Japan's consumers are finally willing to spend, which is driving the economy and real estate forward. We expect China will continue to grow at a slower pace. Growth stocks should continue to do well as this recovery promotes consumer demand. Once the technology sector bounced, we lowered our exposure; however, despite selling four securities, the performance was so good that the exposure due to market forces was only lowered by 2.5%. As performance continues, we expect to continue to lower the exposure.

      During the quarter, we increased our holdings in the health technology industry. Our models are indicating that this underperforming sector will do better in 2005. The largest changes in the portfolio have been in the financial services and communications industries. In the financial services industry, we have increased our exposure to just under that of the EAFE Index weighting.

INVESTMENT STRATEGY AND DOMESTIC OUTLOOK

      All hope for a strong first month in the new year was eliminated after profit-taking, and relentless selling in many technology stocks dominated January. The saying that "as January goes, the year goes" is haunting many investors. The fact that earnings momentum will be decelerating for much of this year is also weighing on many investors.

      The good news is that the stock market appears to be oversold and many stocks are great buys. The bad news, at least for index investors, is the stock market is narrow and the best stocks are concentrated in key industry groups to which most indexes have little exposure, such as energy, steel, and other commodity related areas.

      Frankly, we believe that the overall stock market is oversold, but we must admit it appears that energy, steel, and other commodity related stocks are still leading the overall stock market. To be candid, these stocks simply have superior growth-to-PE ratios that are irresistible.

      While the overall stock market is worried about decelerating earnings momentum, we are excited that there are still plenty of nuggets to mine. We suspect that the money flowing into Wall Street will continue to seek out those stocks that are sustaining strong earnings momentum in a decelerating earnings environment. Fortunately, our stock selection process seeks and identifies many of these stocks.

      In a decelerating earnings environment, it is also important to avoid stocks with excessively high price/earnings (PE) ratios. We suspect that Wall Street's current bias for stocks with low-to-moderate PE ratios will persist until earnings momentum reaccelerates, which isn't likely to occur for possibly another year.

      We obviously have a big bet on stocks that have been benefiting from a weak U.S. dollar. In fact, many of our energy, steel, and other commodity related stocks have been an oasis while the overall stock market was faltering. We suspect that if the overall stock market strengthens, we will continue to diversify away from commodity related stocks in the upcoming months.

      Thanks to a successful election in Iraq, some of the fears that have encumbered the overall stock market are subsiding. It is very interesting how the media refuse to talk about how corporate profits are at a record high. In fact, cash flow is also at a record high and corporate buybacks are at a 20-year high. Thanks to the lowest taxes on dividends since 1916 companies are now systematically increasing their dividends.

      There is an increasing chance that the second term for the Bush Administration may be as prosperous as the second terms were for both Presidents Clinton and Reagan. With the momentum of a vindicated President Bush after a successful Iraq election, we suspect that Congress will be more cooperative with President Bush. This may lead to the expansion of the "ownership society" to include private Social Security accounts for younger workers. This would be unbelievably bullish for the overall stock market.

      Despite an oversold stock market and the potential for some very bullish events that could boost the overall stock market, we still believe an investor's best defense is a strong offense of fundamentally superior stocks. As a result, we remain concentrated in energy, steel and other commodity related stocks with great growth-to-PE ratios. However, as conditions change, we will adapt.

      Thank you for your continued investment in the Navellier funds. We are very confident that 2005 will be a very prosperous year!

Sincerely,


s/ Louis G. Navellier                          s/ James O'Leary
LOUIS G. NAVELLIER                             JAMES O'LEARY, CFA
Chief Investment Officer                       Portfolio Manager

s/ Michael Garaventa                           s/ Arjen Kuyper
MICHAEL GARAVENTA                              ARJEN KUYPER
Assistant Portfolio Manager                    Chief Operating Officer

This material has been preceded by a Navellier Millennium Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Indices:

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The MSCI EAFE Index is an unmanaged index, designed by Morgan Stanley, of equities in Africa, Asia, and Europe. It is considered representative of the international stock market in general.

The MSCI EAFE Growth Index is a market capitalization weighted index representing all 20 developed markets that make up the EAFE Index. All securities are classified as either growth or value based on price-to-book value ratios by each MSCI country index. The country growth indices are aggregated into regional growth indices.

These indices are considered representative of pertinent market sectors in general. None are investment products available for sale.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2004
TOP 20 PORTFOLIO

(SECTOR WEIGHTINGS BAR CHART)

Industrial                                                                       14.1
Oil/Gas                                                                          13.9
Apparel/Footwear Retail                                                          10.8
Technology                                                                        9.9
Health Services                                                                   9.8
Computer Software & Services                                                      6.5
Wireless Telecommunications                                                       6.1
Distribution/Wholesale                                                            5.3
Real Estate Investment Trust                                                      5.2
Tools & Hardware                                                                  4.8
Chemicals                                                                         4.5
Telecommunication Equipment                                                       3.5
Food/Beverages                                                                    3.1
Short-Term Investments                                                            2.5

---------------------------------------------------------
  Shares                                    Market Value
---------------------------------------------------------
COMMON STOCKS -- 97.7%
APPAREL/FOOTWEAR RETAIL -- 10.8%
     17,300  Aeropostale, Inc.*            $      509,139
     14,420  Urban Outfitters, Inc.*              640,248
                                           --------------
                                                1,149,387
                                           --------------
CHEMICALS -- 4.6%
      9,700  Georgia Gulf Corp.                   483,060
                                           --------------
COMPUTER SOFTWARE AND SERVICES -- 6.5%
     18,260  Autodesk, Inc.                       692,967
                                           --------------
DISTRIBUTION/WHOLESALE -- 5.3%
     31,960  Navarre Corp.*                       562,496
                                           --------------
FOOD/BEVERAGES -- 3.1%
      7,690  Sanderson Farms, Inc.                332,823
                                           --------------
HEALTH SERVICES 9.8%
     22,420  Palomar Medical
               Technologies, Inc.*                584,490
     22,420  Ventiv Health, Inc.*                 455,574
                                           --------------
                                                1,040,064
                                           --------------
INDUSTRIAL -- 14.1%
     10,910  Commercial Metals Company            551,609
      5,600  Cummins, Inc.                        469,224
      9,975  FMC Corp.*                           481,792
                                           --------------
                                                1,502,625
                                           --------------
OIL/GAS -- 13.9%
     10,100  Southwestern Energy Company*         511,969
     14,035  Tsakos Energy Navigation
               Ltd.                               502,313
     10,125  Valero Energy Corp.                  459,675
                                           --------------
                                                1,473,957
                                           --------------
REAL ESTATE INVESTMENT TRUST -- 5.2%
     15,285  General Growth Properties,
               Inc.                               552,706
                                           --------------

---------------------------------------------------------
  Shares/
 Par Value                                  Market Value
---------------------------------------------------------
TECHNOLOGY -- 9.9%
      9,680  Adobe Systems, Inc.           $      607,323
     17,110  Symantec Corp.*                      440,754
                                           --------------
                                                1,048,077
                                           --------------
TELECOMMUNICATION EQUIPMENT -- 3.6%
      9,090  Plantronics, Inc.                    376,962
                                           --------------
TOOLS & HARDWARE -- 4.8%
     12,185  Briggs & Stratton Corp.              506,652
                                           --------------
WIRELESS TELECOMMUNICATIONS -- 6.1%
     17,775  AO Vimpelcom Sponsored ADR*          642,389
                                           --------------
TOTAL COMMON STOCKS
  (COST $7,886,813)                            10,364,165
                                           --------------
SHORT-TERM INVESTMENTS 2.5%
MONEY MARKET FUNDS -- 0.0%
        614  FBR Fund for Government
               Investors                              614
                                           --------------
GOVERNMENT AGENCY OBLIGATIONS -- 2.5%
   $261,000  Freddie Mac Discount Note
               1.5% due 1/3/05                    260,967
                                           --------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $261,581)                                 261,581
                                           --------------
TOTAL INVESTMENTS -- 100.2%
  (COST $8,148,394)                            10,625,746
Liabilities in Excess of Other
  Assets -- (0.2%)                                (16,926)
                                           --------------
NET ASSETS -- 100.0%                       $   10,608,820
                                           ==============

---------------

* Non-income producing.

ADR -- American Depository Receipts

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2004 (continued)

INTERNATIONAL GROWTH PORTFOLIO

(SECTOR WEIGHTINGS BAR CHART)

Banking                                                                          14.5
Computer Equipment, Software & Services                                          14.0
Telecommunications Equipment and Services                                        10.8
Electronics                                                                       8.3
Telecommunications                                                                7.2
Insurance                                                                         7.1
Pharmaceuticals                                                                   6.4
Semiconductors & Related                                                          6.3
Oil & Gas Services                                                                5.9
Industrial                                                                        4.5
Short-Term Investments                                                            3.3
Building & Construction                                                           2.9
Biotechnology & Drugs                                                             2.7
Financial Services                                                                2.2
Software                                                                          1.8
Metals                                                                            1.4
Automobiles                                                                       0.7

-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
COMMON STOCKS -- 94.6%
AUTOMOBILES -- 0.7%
       225  HONDA MOTOR CO., LTD (Japan)   $      5,864
                                           ------------
BANKING -- 14.1%
     1,075  ABN AMRO Holding NV ADR
              (Netherlands)                      28,595
       680  Credit Suisse Group ADR
              (Switzerland)*                     28,688
       240  HSBC Holdings plc ADR (United
              Kingdom)                           20,434
       310  UBS AG ADR (Switzerland)             25,990
       145  Westpac Banking Corp.
              (Australia)                        11,010
                                           ------------
                                                114,717
                                           ------------
BIOTECHNOLOGY & DRUGS -- 2.6%
       390  Novo-Nordisk ADR (Denmark)           21,161
                                           ------------
BUILDING & CONSTRUCTION -- 2.9%
       575  Chicago Bridge & Iron Co. NV
              ADR (Netherlands)                  23,000
                                           ------------
COMPUTER EQUIPMENT, SOFTWARE & SERVICES -- 13.7%
       325  Dassault Systemes S.A. ADR
              (France)                           16,403
       450  Logitech International S.A.
              ADR (Switzerland)*                 27,337
       560  NDS Group plc ADR (United
              Kingdom)*                          19,084
       555  SAP AG ADR (Germany)                 24,537
       420  Trend Micro, Inc. ADR (Japan)        22,953
                                           ------------
                                                110,314
                                           ------------
ELECTRONICS -- 8.1%
       395  Canon, Inc. ADR (Japan)              21,433
       195  Hitachi, Ltd. ADR (Japan)            13,539
       820  Matsushita Electric
              Industrial Co., Ltd. ADR
              (Japan)                            13,161
       445  SONY CORPORATION ADR (Japan)         17,337
                                           ------------
                                                 65,470
                                           ------------
FINANCIAL SERVICES -- 2.2%
     1,200  Nomura Holdings, Inc. (Japan)        17,472
                                           ------------
INDUSTRIAL -- 4.3%
       390  BOC Group plc ADR (Britain)          14,894
       215  E. ON AG ADR (Germany)               19,565
                                           ------------
                                                 34,459
                                           ------------

-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
INSURANCE -- 7.0%
     1,065  Aegon N.V. (Netherlands)       $     14,601
       740  Axa ADR (France)                     18,315
       770  ING Groep NV ADR
              (Netherlands)                      23,293
                                           ------------
                                                 56,209
                                           ------------
METALS -- 1.4%
       230  Alcan, Inc. ADR (Canada)             11,279
                                           ------------
OIL & GAS SERVICES -- 5.8%
       230  BP Amoco plc ADR (Britain)           13,432
       220  PetroChina Co. Ltd. ADR
              (China)                            11,812
     1,340  Statoil ASA ADR (Norway)             21,279
                                           ------------
                                                 46,523
                                           ------------
PHARMACEUTICALS -- 6.3%
       290  Alcon, Inc. ADR (Switzerland)        23,375
       460  GlaxoSmithKline plc ADR
              (Britain)                          21,799
       190  Teva Pharmaceutical
              Industries Ltd. (Israel)            5,673
                                           ------------
                                                 50,847
                                           ------------
SEMICONDUCTORS & RELATED -- 6.2%
     3,240  ARM Holdings plc ADR (United
              Kingdom)                           19,991
       640  ATI Technologies, Inc. ADR
              (Canada)*                          12,410
     2,027  Taiwan Semiconductor
              Manufacturing Company Ltd.
              ADR (Taiwan)                       17,209
                                           ------------
                                                 49,610
                                           ------------
SOFTWARE -- 1.7%
       545  Business Objects ADR
              (France)*                          13,810
                                           ------------
TELECOMMUNICATIONS -- 7.1%
       250  America Movil ADR (Mexico)           13,088
       465  China Telecom Corp. Ltd. ADR
              (China)                            17,112
     1,625  Hellenic Telecommunications
              Organization ADR (Greece)          14,300
       565  SK Telecom Co., Ltd. ADR
              (South Korea)                      12,571
                                           ------------
                                                 57,071
                                           ------------

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2004 (continued)

            INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 10.5%
       935  Alcatel ADR (France)*          $     14,614
     1,120  Nokia Oyj ADR (Finland)              17,550
       400  Swisscom AG (Switzerland)            15,812
       650  Telefonaktiebolaget LM
              Ericsson ADR (Sweden)*             20,469
       605  Vodafone Group plc ADR
              (United Kingdom)                   16,565
                                           ------------
                                                 85,010
                                           ------------
TOTAL COMMON STOCKS
  (COST $571,236)                               762,816
                                           ------------
-------------------------------------------------------
 Shares/
Par Value                                  Market Value
-------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.2%
MONEY MARKET FUNDS -- 0.1%
       994  FBR Fund for Government
              Investors                    $        994
                                           ------------
GOVERNMENT AGENCY OBLIGATIONS -- 3.1%
   $25,000  Freddie Mac Discount Note
              1.5% due 1/3/05                    24,997
                                           ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $25,991)                                 25,991
                                           ------------
TOTAL INVESTMENTS -- 97.8%
  (COST $597,227)                               788,807
Other Assets in Excess of
  Liabilities -- 2.2%                            17,853
                                           ------------
NET ASSETS -- 100.0%                       $    806,660
                                           ============

---------------

* Non-income producing.

ADR -- American Depository Receipts

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004

                                                                               INTERNATIONAL
                                                                  TOP 20          GROWTH
                                                                PORTFOLIO        PORTFOLIO
 ASSETS
   Securities at Cost........................................  $  8,148,394      $597,227
                                                               ------------      --------
   Securities at Value (Note 1)..............................  $ 10,625,746      $788,807
   Investment Income Receivable (Note 1).....................         3,622           947
   Receivable for Shares Sold................................            --           800
   Receivable for Securities Sold (Note 1)...................            --        13,893
   Receivable from Investment Adviser........................        14,187        22,322
   Other Assets..............................................         8,049        11,764
                                                               ------------      --------
     Total Assets............................................    10,651,604       838,533
                                                               ------------      --------
 LIABILITIES
   Payable for Shares Redeemed...............................           551         2,415
   Distribution Fees Payable (Note 3)........................           288            19
   Trustee Fee Payable.......................................         4,500         4,500
   Other Liabilities.........................................        37,445        24,939
                                                               ------------      --------
     Total Liabilities.......................................        42,784        31,873
                                                               ------------      --------
 NET ASSETS..................................................  $ 10,608,820      $806,660
                                                               ============      ========
 NET ASSETS CONSIST OF:
   Paid-in Capital applicable to:
     A Class.................................................  $ 13,713,983      $555,202
     B Class.................................................     5,600,096       134,421
     C Class.................................................     3,478,043           409
   Accumulated Net Realized Loss on Investments..............   (14,660,654)      (74,952)
   Net Unrealized Appreciation of Investments................     2,477,352       191,580
                                                               ------------      --------
 NET ASSETS..................................................  $ 10,608,820      $806,660
                                                               ============      ========
 PRICING OF CLASS A SHARES
 Net assets attributable to Class A shares...................  $  7,095,433      $609,277
 Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value).....       547,339        78,552
 Net asset value and redemption price per share..............  $      12.96      $   7.76
 Maximum offering price per share............................  $      13.63      $   8.16
 PRICING OF CLASS B SHARES
 Net assets attributable to Class B shares...................  $  2,221,543      $191,012
 Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value).....       179,082        24,818
 Net asset value, offering price and redemption price per
   share.....................................................  $      12.41      $   7.70
 PRICING OF CLASS C SHARES
 Net assets attributable to Class C shares...................  $  1,291,844      $  6,371
 Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value).....       103,991           827
 Net asset value, offering price and redemption price per
   share.....................................................  $      12.42      $   7.70

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2004

                                                                            INTERNATIONAL
                                                                TOP 20         GROWTH
                                                               PORTFOLIO      PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).........................................  $   2,266      $     200
   Dividends (A) (Note 1)....................................    132,723         12,133
                                                               ---------      ---------
     Total Investment Income.................................    134,989         12,333
                                                               ---------      ---------
 EXPENSES
   Investment Advisory Fee (Note 2)..........................    123,066          7,754
   Accounting and Pricing Fees...............................     97,000         96,000
   Distribution Plan Fees (Note 3)
     Class A Shares..........................................     20,882          1,499
     Class B Shares..........................................     25,420          1,702
     Class C Shares..........................................     14,115             57
   Transfer Agent fees
     Class A Shares..........................................     30,000          1,050
     Class B Shares..........................................      7,000            150
     Class C Shares..........................................      6,500            100
   Printing Expense..........................................     35,000          2,800
   Professional Fees.........................................     30,500         30,500
   Trustees' Fees............................................     18,000         18,000
   Custodian Fees............................................     17,400          8,710
   Administrative Services Fee...............................     12,043            729
   Registration Fees
     Class A Shares..........................................      4,736          6,095
     Class B Shares..........................................      7,198          5,282
     Class C Shares..........................................      6,977          5,267
   Compliance Fees and Expenses..............................      4,688          4,688
   Pricing Expense...........................................        750          1,000
   Other Expenses............................................      6,150          1,150
                                                               ---------      ---------
     Total Expenses..........................................    467,425        192,533
     Less Expenses Reimbursed by Investment Adviser (Note
      2).....................................................   (253,359)      (179,591)
                                                               ---------      ---------
       Net Expenses..........................................    214,066         12,942
                                                               ---------      ---------
 NET INVESTMENT LOSS.........................................    (79,077)          (609)
                                                               ---------      ---------
 Net Realized Gain on Investments............................    799,955        125,455
 Change in Net Unrealized Appreciation/Depreciation of
   Investments...............................................   (672,369)       (32,282)
                                                               ---------      ---------
 NET GAIN ON INVESTMENTS.....................................    127,586         93,173
                                                               ---------      ---------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  48,509      $  92,564
                                                               =========      =========

------------------------------------------------------------
 (A) Net of foreign tax withholding of:                       $      --      $     341

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          INTERNATIONAL GROWTH
                                                                 TOP 20 PORTFOLIO               PORTFOLIO
                                                                FOR THE YEARS ENDED        FOR THE YEARS ENDED
                                                                   DECEMBER 31,               DECEMBER 31,
                                                             -------------------------   -----------------------
                                                                2004          2003         2004         2003
                                                             -----------   -----------   ---------   -----------
 FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss)............................  $   (79,077)  $  (126,245)  $    (609)  $     9,370
   Net Realized Gain on Investment Transactions............      799,955       781,572     125,455        81,236
   Change in Net Unrealized Appreciation/Depreciation of
     Investments...........................................     (672,369)    4,306,911     (32,282)      303,345
                                                             -----------   -----------   ---------   -----------
     Net Increase in Net Assets Resulting from
       Operations..........................................       48,509     4,962,238      92,564       393,951
                                                             -----------   -----------   ---------   -----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income:
       Class A Shares......................................           --            --          --        (9,589)
                                                             -----------   -----------   ---------   -----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Class A Shares......................................      228,342       305,398     268,281       830,840
       Class B Shares......................................           --        23,119       2,408            --
       Class C Shares......................................           --        46,394          --            --
   Reinvestment of Distributions:
       Class A Shares......................................           --            --          --         9,593
   Cost of Shares Redeemed:
       Class A Shares......................................   (3,517,825)   (3,851,106)   (368,133)   (1,639,979)
       Class B Shares......................................     (888,679)     (697,772)         --       (14,152)
       Class C Shares......................................     (488,635)     (634,069)         --       (42,368)
                                                             -----------   -----------   ---------   -----------
     Net Decrease in Net Assets Resulting from Share
       Transactions........................................   (4,666,797)   (4,808,036)    (97,444)     (856,066)
                                                             -----------   -----------   ---------   -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS...............   (4,618,288)      154,202      (4,880)     (471,704)
 NET ASSETS -- Beginning of Year...........................   15,227,108    15,072,906     811,540     1,283,244
                                                             -----------   -----------   ---------   -----------
 NET ASSETS -- End of Year.................................  $10,608,820   $15,227,108   $ 806,660   $   811,540
                                                             ===========   ===========   =========   ===========
 ACCUMULATED NET INVESTMENT INCOME.........................  $        --   $        --   $      --   $        --
                                                             ===========   ===========   =========   ===========
 SHARES
   Sold:
       Class A Shares......................................       18,691        30,888      37,722       145,898
       Class B Shares......................................           --         2,621         352            --
       Class C Shares......................................           --         5,099          --            --
   Issued in Reinvestment of Distributions:
       Class A Shares......................................           --            --          --         1,476
   Redeemed:
       Class A Shares......................................     (296,725)     (392,202)    (53,315)     (271,779)
       Class B Shares......................................      (78,101)      (70,137)         --        (2,407)
       Class C Shares......................................      (41,406)      (64,349)         --        (6,433)
                                                             -----------   -----------   ---------   -----------
     Net Decrease in Shares................................     (397,541)     (488,080)    (15,241)     (133,245)
                                                             ===========   ===========   =========   ===========

                       See Notes to Financial Statements.

                                                  THE NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        TOP 20
                                                                      PORTFOLIO
                                                                       CLASS A
                                                  --------------------------------------------------
                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------
                                                   2004      2003       2002       2001       2000
                                                  ------    -------    -------    -------    -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year.........  $12.54      $8.86     $13.45     $17.10     $20.96
                                                  ------    -------    -------    -------    -------
   Income (Loss) from Investment Operations:
     Net Investment Loss........................   (0.06)     (0.08)     (0.05)     (0.17)     (0.20)
     Net Realized and Unrealized Gain (Loss) on
       Investments..............................    0.48       3.76      (4.54)     (3.40)     (1.44)
                                                  ------    -------    -------    -------    -------
   Total from Investment Operations.............    0.42       3.68      (4.59)     (3.57)     (1.64)
                                                  ------    -------    -------    -------    -------
 Distributions to Shareholders:
   From Net Realized Gain.......................      --         --         --      (0.08)     (2.22)
                                                  ------    -------    -------    -------    -------
   Net Increase (Decrease) in Net Asset Value...    0.42       3.68      (4.59)     (3.65)     (3.86)
                                                  ------    -------    -------    -------    -------
   Net Asset Value -- End of Year...............  $12.96     $12.54      $8.86     $13.45     $17.10
                                                  ======    =======    =======    =======    =======
 TOTAL INVESTMENT RETURN*.......................    3.35%     41.53%    (34.13)%   (20.89)%    (8.05)%
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)........    1.50%      1.50%      1.50%      1.50%      1.40%
   Expenses Before Reimbursement (Note 2).......    3.47%      2.96%      2.27%      2.15%      1.89%
   Net Investment Loss After Reimbursement (Note
     2).........................................   (0.40)%    (0.63)%    (0.39)%    (1.10)%    (1.11)%
   Net Investment Loss Before Reimbursement
     (Note 2)...................................   (2.37)%    (2.09)%    (1.16)%    (1.75)%    (1.59)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate......................     118%       215%       207%       185%       118%
   Net Assets at End of Year (in thousands).....  $7,095    $10,354    $10,513    $20,784    $28,737
   Number of Shares Outstanding at End of Year
     (in thousands).............................     547        825      1,187      1,545      1,680
 -----------------------------------------------

  * Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                  THE NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     TOP 20
                                                                    PORTFOLIO
                                                                     CLASS B
                                             -------------------------------------------------------
                                                                                          FOR THE
                                                FOR THE YEARS ENDED DECEMBER 31,        PERIOD ENDED
                                             ---------------------------------------    DECEMBER 31,
                                              2004      2003       2002       2001         2000*
                                             ------    -------    -------    -------    ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period................................  $12.10      $8.61     $13.17     $16.94       $27.85
                                             ------    -------    -------    -------      -------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss...................   (0.16)     (0.15)     (0.13)     (0.23)       (0.13)
     Net Realized and Unrealized Gain
       (Loss) on Investments...............    0.47       3.64      (4.43)     (3.46)       (8.56)
                                             ------    -------    -------    -------      -------
   Total from Investment Operations........    0.31       3.49      (4.56)     (3.69)       (8.69)
                                             ------    -------    -------    -------      -------
 Distributions to Shareholders:
   From Net Realized Gain..................      --         --         --      (0.08)       (2.22)
                                             ------    -------    -------    -------      -------
   Net Increase (Decrease) in Net Asset
     Value.................................    0.31       3.49      (4.56)     (3.77)      (10.91)
                                             ------    -------    -------    -------      -------
   Net Asset Value -- End of Period........  $12.41     $12.10      $8.61     $13.17       $16.94
                                             ======    =======    =======    =======      =======
 TOTAL INVESTMENT RETURN**.................    2.56%     40.53%    (34.62)%   (21.75)%     (31.41)%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)...    2.25%      2.25%      2.25%      2.25%        2.25%(B)
   Expenses Before Reimbursement (Note 2)..    4.37%      3.71%      3.02%      2.90%        2.74%(B)
   Net Investment Loss After Reimbursement
     (Note 2)..............................   (1.15)%    (1.37)%    (1.11)%    (1.84)%      (1.84)%(B)
   Net Investment Loss Before Reimbursement
     (Note 2)..............................   (3.27)%    (2.83)%    (1.88)%    (2.49)%      (2.33)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.................     118%       215%       207%       185%         118%
   Net Assets at End of Period (in
     thousands)............................  $2,222     $3,111     $2,795     $4,823       $4,922
   Number of Shares Outstanding at End of
     Period (in thousands).................     179        257        325        366          290
 ------------------------------------------

  (A) Total returns for periods of less than one year are not annualized.

  (B) Annualized.

  * From Commencement of Operations March 28, 2000.

 ** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                  THE NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      TOP 20
                                                                    PORTFOLIO
                                                                     CLASS C
                                             --------------------------------------------------------
                                                                                           FOR THE
                                                 FOR THE YEARS ENDED DECEMBER 31,        PERIOD ENDED
                                             ----------------------------------------    DECEMBER 31,
                                              2004       2003       2002       2001         2000*
                                             -------    -------    -------    -------    ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period................................   $12.12      $8.62     $13.19     $16.95       $21.54
                                             -------    -------    -------    -------      -------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss...................    (0.16)     (0.16)     (0.13)     (0.25)       (0.11)
     Net Realized and Unrealized Gain
       (Loss) on Investments...............     0.46       3.66      (4.44)     (3.43)       (2.26)
                                             -------    -------    -------    -------      -------
   Total from Investment Operations........     0.30       3.50      (4.57)     (3.68)       (2.37)
                                             -------    -------    -------    -------      -------
 Distributions to Shareholders:
   From Net Realized Gain..................       --         --         --      (0.08)       (2.22)
                                             -------    -------    -------    -------      -------
   Net Increase (Decrease) in Net Asset
     Value.................................     0.30       3.50      (4.57)     (3.76)       (4.59)
                                             -------    -------    -------    -------      -------
   Net Asset Value -- End of Period........   $12.42     $12.12      $8.62     $13.19       $16.95
                                             =======    =======    =======    =======      =======
 TOTAL INVESTMENT RETURN**.................     2.48%     40.60%    (34.65)%   (21.68)%     (11.27)%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)...     2.25%      2.25%      2.25%      2.25%        2.25%(B)
   Expenses Before Reimbursement (Note 2)..     4.77%      3.71%      3.02%      2.90%        2.74%(B)
   Net Investment Loss After Reimbursement
     (Note 2)..............................    (1.16)%    (1.38)%    (1.11)%    (1.84)%      (1.83)%(B)
   Net Investment Loss Before Reimbursement
     (Note 2)..............................    (3.68)%    (2.84)%    (1.88)%    (2.49)%      (2.31)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.................      118%       215%       207%       185%         118%
   Net Assets at End of Period (in
     thousands)............................   $1,292     $1,762     $1,765     $3,032       $3,030
   Number of Shares Outstanding at End of
     Period (in thousands).................      104        145        205        230          179
 ------------------------------------------

  (A) Total returns for periods of less than one year are not annualized.

  (B) Annualized.

  * From Commencement of Operations April 28, 2000.

 ** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                  THE NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               INTERNATIONAL GROWTH
                                                                    PORTFOLIO
                                                                     CLASS A
                                             --------------------------------------------------------
                                                                                           FOR THE
                                                 FOR THE YEARS ENDED DECEMBER 31,        PERIOD ENDED
                                             ----------------------------------------    DECEMBER 31,
                                              2004       2003       2002       2001         2000*
                                             -------    -------    -------    -------    ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period................................    $6.79      $5.08      $5.74      $7.12         $9.74
                                             -------    -------    -------    -------      --------
   Income (Loss) from Investment
     Operations:
     Net Investment Income (Loss)..........     0.01       0.10       0.02         --         (0.02)
     Net Realized and Unrealized Gain
       (Loss) on Investments...............     0.96       1.71      (0.66)     (1.38)        (2.60)
                                             -------    -------    -------    -------      --------
   Total from Investment Operations........     0.97       1.81      (0.64)     (1.38)        (2.62)
                                             -------    -------    -------    -------      --------
 Distributions to Shareholders:
   From Net Investment Income..............       --      (0.10)     (0.02)        --            --
                                             -------    -------    -------    -------      --------
   Net Increase (Decrease) in Net Asset
     Value.................................     0.97       1.71      (0.66)     (1.38)        (2.62)
                                             -------    -------    -------    -------      --------
   Net Asset Value -- End of Period........    $7.76      $6.79      $5.08      $5.74         $7.12
                                             =======    =======    =======    =======      ========
 TOTAL INVESTMENT RETURN**.................    14.29%     35.82%    (11.22)%   (19.38)%      (26.90)%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)...     1.50%      1.50%      1.49%      1.49%         1.49%(B)
   Expenses Before Reimbursement (Note 2)..    23.37%     11.33%     10.80%     22.97%       120.64%(B)
   Net Investment Income (Loss) After
     Reimbursement (Note 2)................     0.10%     (0.02)%     0.36%      0.03%        (0.54)%(B)
   Net Investment Loss Before Reimbursement
     (Note 2)..............................   (21.77)%    (9.85)%    (8.95)%   (21.45)%     (119.69)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.................       86%       161%        85%       241%           42%
   Net Assets at End of Period (in
     thousands)............................     $609       $640     $1,111       $805           $89
   Number of Shares Outstanding at End of
     Period (in thousands).................       79         94        219        140            13
 ------------------------------------------

  (A) Total returns for periods of less than one year are not annualized.

  (B) Annualized.

  * From Commencement of Operations September 5, 2000.

 ** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                  THE NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               INTERNATIONAL GROWTH
                                                                    PORTFOLIO
                                                                     CLASS B
                                             --------------------------------------------------------
                                                                                           FOR THE
                                                 FOR THE YEARS ENDED DECEMBER 31,        PERIOD ENDED
                                             ----------------------------------------    DECEMBER 31,
                                              2004       2003       2002       2001         2000*
                                             -------    -------    -------    -------    ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period................................    $6.80      $5.04      $5.70      $7.12          $8.31
                                             -------    -------    -------    -------    -----------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss...................    (0.05)     --(C)      (0.01)     (0.04)         (0.01)
     Net Realized and Unrealized Gain
       (Loss) on Investments...............     0.95       1.76      (0.65)     (1.38)         (1.18)
                                             -------    -------    -------    -------    -----------
   Total from Investment Operations........     0.90       1.76      (0.66)     (1.42)         (1.19)
                                             -------    -------    -------    -------    -----------
   Net Increase (Decrease) in Net Asset
     Value.................................     0.90       1.76      (0.66)     (1.42)         (1.19)
                                             -------    -------    -------    -------    -----------
   Net Asset Value -- End of Period........    $7.70      $6.80      $5.04      $5.70          $7.12
                                             =======    =======    =======    =======    ===========
 TOTAL INVESTMENT RETURN**.................    13.24%     34.92%    (11.58)%   (19.94)%       (14.32)%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)...     2.25%      2.25%      2.21%      2.25%          2.24%(B)
   Expenses Before Reimbursement (Note 2)..    26.87%     12.08%     11.52%     23.73%        121.39%(B)
   Net Investment Income (Loss) After
     Reimbursement (Note 2)................    (0.69)%     0.02%      0.74%     (0.65)%        (0.83)%(B)
   Net Investment Loss Before Reimbursement
     (Note 2)..............................   (25.31)%    (9.81)%   (10.04)%   (22.13)%      (119.99)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.................       86%       161%        85%       241%            42%
   Net Assets at End of Period (in
     thousands)............................     $191       $166       $135        $18            $17
   Number of Shares Outstanding at End of
     Period (in thousands).................       25         24         27          3              2
 ------------------------------------------

  (A) Total returns for periods of less than one year are not annualized.

  (B) Annualized.

  (C) The per share data provided is less than $0.01.

  * From Commencement of Operations November 2, 2000.

 ** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                  THE NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INTERNATIONAL GROWTH
                                                                        PORTFOLIO
                                                                         CLASS C
                                                      ----------------------------------------------
                                                           FOR THE YEARS ENDED            FOR THE
                                                               DECEMBER 31,             PERIOD ENDED
                                                      ------------------------------    DECEMBER 31,
                                                        2004       2003       2002         2001*
                                                      --------    -------    -------    ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period...........     $6.81      $5.03      $5.71        $7.12
                                                      --------    -------    -------      -------
   Income (Loss) from Investment Operations:
     Net Investment Income (Loss)...................     (0.05)      0.01         --        (0.01)
     Net Realized and Unrealized Gain (Loss) on
       Investments..................................      0.94       1.77      (0.68)       (1.40)
                                                      --------    -------    -------      -------
   Total from Investment Operations.................      0.89       1.78      (0.68)       (1.41)
                                                      --------    -------    -------      -------
   Net Increase (Decrease) in Net Asset Value.......      0.89       1.78      (0.68)       (1.41)
                                                      --------    -------    -------      -------
   Net Asset Value -- End of Period.................     $7.70      $6.81      $5.03        $5.71
                                                      ========    =======    =======      =======
 TOTAL INVESTMENT RETURN**..........................     13.07%     35.39%    (11.91)%     (19.80)%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)............      2.29%      2.25%      2.25%        2.21%(B)
   Expenses Before Reimbursement (Note 2)...........    117.75%     12.08%     11.56%       23.69%(B)
   Net Investment Income (Loss) After Reimbursement
     (Note 2).......................................     (0.74)%     0.03%     (0.10)%      (0.74)%(B)
   Net Investment Loss Before Reimbursement (Note
     2).............................................   (116.20)%    (9.80)%    (9.41)%     (22.22)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate..........................        86%       161%        85%         241%
   Net Assets at End of Period (in thousands).......        $6         $6        $37          $31
   Number of Shares Outstanding at End of Period (in
     thousands).....................................         1          1          7            5
 ---------------------------------------------------

  (A) Total returns for periods of less than one year are not annualized.
  (B) Annualized.
  * From Commencement of Operations January 12, 2001.
 ** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

1. Significant Accounting Policies

     The Navellier Millennium Funds (the "Fund"), formerly known as the American Tiger Funds, are registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and are authorized to issue shares of beneficial interests. The Fund currently consists of two Portfolios: the Top 20 Portfolio, a non-diversified open-end management investment company, and the International Growth Portfolio, a non-diversified open-end management investment company. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund consists of three classes of shares. Class A shares have been offered since September 30, 1998 for the Top 20 Portfolio and the International Growth Portfolio. Class B and Class C shares have been offered since March 2, 2000 for the Top 20 Portfolio, and September 5, 2000 for International Growth Portfolio. Class A shares are purchased at the public offering price which includes a maximum sales charge of up to 4.95% (equal to 5.2% of the net asset value) depending on the size of the purchase. Income and expenses of the Fund are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees (Note 3). The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

        (d) The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier & Associates, Inc. (formerly Navellier Management, Inc.) (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.00% of the daily net assets of each Portfolio. An officer and trustee of the Fund is also an officer and director of the Adviser.

     The Adviser has agreed to limit the total normal expenses of each Portfolio's Class A to 1.50% and Class B and Class C to 2.25% of average annual net assets. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Top 20 Portfolio and the International Growth Portfolio totaling $253,359 and $179,591, respectively, for the year ended December 31, 2004.

3. Distribution Plan

     Navellier Securities, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its service to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25%, 1.00% and 1.00% per annum of the average daily net assets of Class A, Class B and Class C, respectively, for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

     The Distributor collected the following underwriting and Broker Commissions on the sale of Class A shares and contingent deferred sales charges on the redemption of Class B and Class C shares during the year ended December 31, 2004:

                                 CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
                                 --------------    --------------    --------------
Top 20 Portfolio...............     $10,488           $25,849             $  3
International Growth
  Portfolio....................     $ 3,364                --               --

4. Securities Transactions

     For the year ended December 31, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                   INTERNATIONAL
                                                      TOP 20          GROWTH
                                                     PORTFOLIO       PORTFOLIO
                                                    -----------    -------------
Purchases.........................................  $14,329,889      $647,611
                                                    ===========      ========
Sales.............................................  $18,998,572      $777,898
                                                    ===========      ========

5. Federal Income Taxes

     The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

     The tax character of distributions paid for the years ended December 31, 2004 and 2003 was as follows:

                                                              2004                         2003
                                                    -------------------------    -------------------------
                                                    ORDINARY      LONG-TERM      ORDINARY      LONG-TERM
                                                     INCOME     CAPITAL GAINS     INCOME     CAPITAL GAINS
                                                    --------    -------------    --------    -------------
Top 20 Portfolio..................................   $  --          $  --         $   --         $  --
International Growth Portfolio....................   $  --          $  --         $9,589         $  --

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

     The following information is computed on a tax basis for each item as of December 31, 2004:

                                                                    INTERNATIONAL
                                                       TOP 20          GROWTH
                                                     PORTFOLIO        PORTFOLIO
                                                    ------------    -------------
Gross Unrealized Appreciation.....................  $  2,707,968      $190,915
Gross Unrealized Depreciation.....................      (230,616)      (11,099)
                                                    ------------      --------
Net Unrealized Appreciation.......................     2,477,352       179,816
Capital Loss Carryforward.........................   (14,660,654)      (63,188)
                                                    ------------      --------
  Accumulated Earnings (Deficit)..................  $(12,183,302)     $116,628
                                                    ============      ========
Cost of Investments for Federal Income Tax
  Purposes........................................  $  8,148,394      $608,991
                                                    ============      ========

     The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales. As of December 31, 2004, the Portfolios reclassified net investment losses and distributions in excess to paid-in capital on the Statements of Assets and Liabilities as follows:

                                                      UNDISTRIBUTED
                                                      NET INVESTMENT    PAID-IN
                                                           LOSS         CAPITAL
                                                      --------------    --------
Top 20 Portfolio....................................     $79,077        $(79,077)
International Growth Portfolio......................     $   609        $   (609)

     Such reclassifications have no effect on the Funds' net assets or net asset value per share.

     As of December 31, 2004, the Fund had the following capital loss carryforwards for federal income tax purposes:

                                                                   INTERNATIONAL
                                                      TOP 20          GROWTH
EXPIRES DECEMBER 31,                                 PORTFOLIO       PORTFOLIO
--------------------                                -----------    -------------
2009..............................................  $10,769,656       $    --
2010..............................................    3,626,476        63,188
2011..............................................      264,522            --
                                                    -----------       -------
                                                    $14,660,654       $63,188
                                                    ===========       =======

     During the year ended December 31, 2004, the Top 20 Portfolio and International Growth Portfolio utilized $799,955 and $120,952, respectively, of capital losses.

     The remaining capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

6. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. For each short-term borrowing, the Funds pledge collateral. At December 31, 2004, no Fund had outstanding borrowings.

7. Commitments and Contingencies

     In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

8. Proxy Voting Guidelines (Unaudited)

     Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended December 31, 2004 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

9. Quarterly Portfolio Disclosure (Unaudited)

     The Trust will file a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q which began with the September 2004 quarter. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER MILLENNIUM FUNDS
RENO, NEVADA
We have audited the accompanying statements of assets and liabilities of Navellier Top 20 Portfolio and Navellier International Growth Portfolio, each a series of shares of The Navellier Millennium Funds, including the portfolios of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (U.S.). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Navellier Top 20 Portfolio and Navellier International Growth Portfolio, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 22, 2005

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
(UNAUDITED)

      As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 through December 31, 2004).

ACTUAL EXPENSES

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2004" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                 EXPENSES
                                                                                               PAID DURING
                                      NET EXPENSE    TOTAL RETURN   BEGINNING      ENDING        THE SIX
                                         RATIO        SIX MONTHS     ACCOUNT      ACCOUNT         MONTHS
                                       ANNUALIZED       ENDED         VALUE        VALUE          ENDED
                                      DECEMBER 31,   DECEMBER 31,    JULY 1,    DECEMBER 31,   DECEMBER 31,
                                          2004           2004         2004          2004          2004*
                                      ------------   ------------   ---------   ------------   ------------
TOP 20 PORTFOLIO
      Class A Actual................      1.50%          6.93%      $1,000.00    $1,069.30        $ 7.80
      Class A Hypothetical..........      1.50%          2.51%      $1,000.00    $1,017.60        $ 7.61
      Class B Actual................      2.25%          6.71%      $1,000.00    $1,067.10        $11.69
      Class B Hypothetical..........      2.25%          2.51%      $1,000.00    $1,013.83        $11.39
      Class C Actual................      2.25%          6.61%      $1,000.00    $1,066.10        $11.69
      Class C Hypothetical..........      2.25%          2.51%      $1,000.00    $1,013.83        $11.39
INTERNATIONAL GROWTH PORTFOLIO
      Class A Actual................      1.50%         11.17%      $1,000.00    $1,111.70        $ 7.96
      Class A Hypothetical..........      1.50%          2.51%      $1,000.00    $1,017.60        $ 7.61
      Class B Actual................      2.25%         10.63%      $1,000.00    $1,106.30        $11.91
      Class B Hypothetical..........      2.25%          2.51%      $1,000.00    $1,013.83        $11.39
      Class C Actual................      2.29%         10.63%      $1,000.00    $1,106.30        $12.12
      Class C Hypothetical..........      2.29%          2.51%      $1,000.00    $1,013.62        $11.59
------------------------------------

  * Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/366] (to reflect the one-half year period).

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION
(UNAUDITED)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (800) 887-8671.

-------------------------------------------------------------------------------------------------------------------
NAME                                      NO. OF                                                         OTHER
AGE                          TERM OF     FUNDS IN                                                    TRUSTEESHIPS/
ADDRESS                    OFFICE AND    COMPLEX                                                     DIRECTORSHIPS
POSITION WITH TRUST          TENURE      OVERSEEN     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
 Louis Navellier*         Trustee and       4       Mr. Navellier is and has been the CEO and        None
 47                       President                 President of Navellier & Associates Inc., an
 One East Liberty         since                     investment management company since 1988; CEO
 Third Floor              September 30,             and President of Navellier Management, Inc., an
 Reno, NV 89501           1998                      investment management company since May 10,
                                                    1993; CEO and President of Navellier
 Trustee and President                              International Management, Inc., an investment
                                                    management company, since May 10, 1993; CEO and
                                                    President of Navellier Securities Corp. since
                                                    May 10, 1993; CEO and President of Navellier
                                                    Fund Management, Inc., an investment management
                                                    company, since November 30, 1995; and has been
                                                    editor of MPT Review from August 1987 to the
                                                    present and was publisher and editor of the
                                                    predecessor investment advisory newsletter OTC
                                                    Insight, which he began in 1980 and wrote
                                                    through July 1987.
-------------------------------------------------------------------------------------------------------------------
 Barry Sander             Trustee since     4       Currently retired as of December 1, 1998,        None
 56                       September 30,             formerly he was the President and CEO of Ursa
 1835 Ashland Mine Rd.    1998                      Major Inc., a stencil manufacturing firm, and
 Ashland, OR 97520                                  had been for the past nine years.
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Joel Rossman             Trustee since     4       Currently retired as of March 15, 1998.          None
 55                       September 30,             Formerly he was President and CEO of Personal
 2921 California          1998                      Stamp Exchange, Inc., a manufacturer, designer
 San Francisco, CA                                  and distributor of rubber stamp products. He
 94115                                              had been President and CEO of Personal Stamp
                                                    Exchange for the preceding 10 years.
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Jacques Delacroix        Trustee since     4       Professor of Business Administration, Leavy      None
 62                       September 30,             School of Business, Santa Clara University
 519 Chestnut Street      1998                      (1983- present).
 Santa Cruz, CA 95060
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Arjen Kuyper*            Trustee and       4       Mr. Kuyper is COO of Navellier & Associates,     None
 48                       Treasurer                 Inc. and has been since September 1, 1998.
 One East Liberty         since                     Prior to that he was operations manager for
 Third Floor              September 30,             Navellier & Associates, Inc. since 1992 and
 Reno, NV 89501           1998                      operations manager for Navellier Management,
                                                    Inc. and for Navellier Securities Corp., since
 Trustee and Treasurer                              1993.
-------------------------------------------------------------------------------------------------------------------

*Interested Trustee

Each Trustee will hold office until the Trust's next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

                 (This page has been left blank intentionally.)

[CORNER SHADOW GRAPHIC]


                TRANSFER AGENT                     CUSTODIAN                 NAVELLIER OFFICES
Integrated Fund Services, Inc.    FBR National Trust Company    c/o Navellier Securities Corp.
                 P.O. Box 5354          4922 Fairmont Avenue    One East Liberty, Third Floor
   Cincinnati, Ohio 45201-5354            Bethesda, MD 20814    Reno, Nevada 89501

           800-622-1386 E.S.T.                                  800-887-8671 P.S.T.


       The annual investment advisory fee and the annual distribution fee were approved by the Board of Trustees after a review of advisory fees and distribution fees charged by investment advisors and distributors performing comparable services and managing similar investment portfolios and based further on the investment advisor's unique investment style,its performance history, the desire to retain the investment advisor and the investment advisor's agreement to advance costs and waive reimbursement of a portion of those advances to maintain a cap on operating expenses.

Item 2. Codes of Ethics

         (a), (b) Registrant, The Navellier Millennium Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant's Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Millennium Funds' principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Millennium Funds' principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Millennium Funds.

         (c), (d) There have been made no amendments to those Codes of Ethics during the last fiscal year or waivers from the application of those Codes of Ethics to anyone during the last fiscal year.

         (e) N/A. See subparagraphs (c) and (d) above.

         (f) (3) The Navellier Millennium Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3. Audit Committee Financial Expert

         (a)(1)(i) The Navellier Millennium Funds has at least one audit committee financial expert serving on its audit committee.

         (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 - 1992 and has substantial experience teaching, reviewing and assessing companies' financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies' financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.

Item 4. Principal Accountant Fees and Services

         (a) Audit Fees. The aggregate fees billed to The Navellier Millennium Funds for each of the last two fiscal years for the audit of The Navellier Millennium Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2003 were $19,800. The aggregate fees for audit services for fiscal 2004 were $24,000.

         (b) Audit Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above were none for 2003 and none for 2004.

         (c) Tax Fees. The aggregate fees billed by The Navellier Millennium Funds' principal accountant for tax compliance, tax advice or tax planning for 2003 were $5,000 and for 2004 were $5,000.

         (d) All Other Fees. There were no other fees billed by The Navellier Millennium Funds' principal accountant for other services for 2003 or 2004.

         (e)(1) The audit committee's pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees and Arnold Langsen) approves the hiring of the accountant or accounting firm to perform the registrant's audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

       If there are any non audit services which the accountant or accounting firm perform for the registrant's investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

       (e)(2)  N/A

       (f) N/A

       (g) $55,000 for 2003
           $32,750 for 2004

       (h) See Item 4, paragraph (e)(1).

Item 5.    Audit Committee of Listed Registrants

      The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Louis G. Navellier, Barry Sander, Joel E. Rossman and Jacques Delacroix) and Arnold Langsen.

Item 6.    Reserved (See item 1)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        N/A

Item 8.    Portfolio management of Closed-End Management Investment Companies

       N/A

Item 9. Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchases

       N/A

Item 10.   Submission of Matters to a Vote of Security Holders.

           There were no changes to procedures for recommending nominees to the Board of Trustees.

Item 11.   Controls and Procedures

      (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 12.   Exhibits

      (a)(1) N/A The Codes of Ethics are available on request.

      (a)(2) A separate Certification by Louis Navellier is attached hereto as
Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as
Exhibit 2.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: March 10, 2005                        By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Executive Officer

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: March 10, 2005                        By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Executive Officer

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: March 10, 2005                        By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Financial Officer